Interests in Other Entities - Summary of Interest in Other Entities - Parent (Detail) - Santander UK Group Holdings plc - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interest in other entities [line items]
Interests in other entities	£ 13,585	£ 13,600
Fellow subsidiaries | Interests in ordinary shares of subsidiaries
Disclosure of interest in other entities [line items]
Interests in other entities	11,630	11,645
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of interest in other entities [line items]
Interests in other entities	495	495
750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of interest in other entities [line items]
Interests in other entities	750	750
£300m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of interest in other entities [line items]
Interests in other entities	0	0
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of interest in other entities [line items]
Interests in other entities	210	210
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of interest in other entities [line items]
Interests in other entities	£ 500	£ 500